Master Trust	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
Master Trust	Master Trust
All of the Plan investments consist of an interest in an investment account of the Master Trust established by the Company and administered by Fidelity as of December 31, 2025 and 2024. Use of the Master Trust permits the commingling of trust assets with the assets of certain other Company savings plans for investment and administrative purposes. Although assets of participating plans are commingled in the Master Trust, supporting records for the purpose of allocating the net gain or loss of the investment account to the participating plans are maintained. The net assets of the Master Trust are allocated based on individual participant account balances in the respective plans. The daily net investment income (loss) of the investment assets is allocated by the Trustee to each participating plan based on the relationship of the interest of each plan to the total of the interests of the participating plans. There were no investment assets held outside the Master Trust at December 31, 2025 and 2024.
The following table presents the investments in the Master Trust and the Plan's interest in the Master Trust at December 31, 2025 and 2024:

(in thousands)	Master Trust Balances		Plan's Interest in Master Trust Balances
	2025	2024	2025	2024
Member directed investments at fair value:
Employer securities	$25,105	$23,728	$23,567	$22,296
Mutual funds	232,968	294,887	218,778	279,816
Member directed brokerage account	15,112	13,008	15,105	13,008
Collective trusts	1,607,732	1,345,941	1,570,888	1,314,469
Total investments at fair value	1,880,917	1,677,564	1,828,338	1,629,589
Member directed investments at contract value:
Stable value accounts	91,255	96,529	85,147	90,329
Total investments in Master Trust	$1,972,172	$1,774,093	$1,913,485	$1,719,918
The following table presents the appreciation in fair value for the year ended December 31, 2025 for the Master Trust and the Plan's interest in the Master Trust, including gains and losses on investments bought and sold, as well as held during the year:

(in thousands)	Master Trust Activity	Plan's Interest in Master Trust Activity
	2025	2025
Realized gain on purchases and sales	$25,027	$24,350
Unrealized gain on investments held	225,534	219,447
Net appreciation in fair value of investments	250,561	243,797

Interest and Dividend income	16,871	15,881

Total investment gain of the Master Trust	$267,432	$259,678